UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES
BLACKROCK SOLUTIONS

BlackRock Large Cap Series Funds, Inc. SEMI-ANNUAL REPORT MARCH 31, 2009 | (UNAUDITED)

BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(30.54)%	(38.09)%

Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)

International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. In this issue:

•	Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.

•	Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.

•	Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.

•	Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2009	BlackRock Large Cap Core Retirement Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s fiscal year-end was changed to September 30.

•	The Portfolio outperformed the benchmark Russell 1000 Index for the five-month period.

What factors influenced performance?

•

During the period, positive results in the financials, consumer discretionary, industrials, information technology (“IT”) and energy sectors outweighed negative performance in consumer staples, utilities, telecommunication services and materials.

•

Stock selection within financials, specifically property and casualty insurance companies, as well as our overall underweight in the sector benefited performance. On the whole, the lack of transparency, balance sheet opacity and future fundamental and regulatory uncertainty in the capital markets and commercial banks continues to keep us on the sidelines. In the consumer discretionary arena, we did well with companies benefiting from an increasingly cost-conscious consumer (for example, large discounters, dollar stores, etc.). Stock selection and allocation decisions within industrials and energy also proved beneficial.

•

The biggest individual contributors to performance included AutoZone, Inc., Family Dollar Stores, Inc., Symantec Corp., Dollar Tree, Inc. and Western Digital Corp. Underweights in Bank of America Corp., Citigroup, Inc. and Wells Fargo & Co. also helped.

•	Conversely, stock selection in consumer staples and utilities detracted during the period. Underweight positions in telecommunication services and materials also hampered results.

•	The biggest individual detractors for the period included Capital One Financial Corp., Herbalife Ltd., Xerox Corp., Lexmark International, Inc. and Big Lots, Inc.

Describe recent Portfolio activity.

•

During the period, we increased exposure to the health care and energy sectors. We reduced exposure to industrials and consumer discretionary. Within consumer discretionary, however, we did shift to a more cyclical stance, buying homebuilders and selected retail companies at depressed valuations.

•

The largest purchases within the Portfolio were UnitedHealth Group, Inc., The Dow Chemical Co., Sunoco, Inc., Humana, Inc. and McKesson Corp. The largest sales included Waste Management, Inc., Panera Bread Co., Texas Instruments Inc., Medco Health Solutions, Inc. and Dollar Tree, Inc.

Describe Portfolio positioning at period end.

•

As of March 31, 2009, the Portfolio was overweight relative to the bench-mark in health care, energy, IT and consumer discretionary, as we believe that these sectors will outperform. We remain comfortable with our underweight positions in consumer staples, where valuations are high, and financials, given the sector’s high degree of uncertainty.

•

Looking forward, we continue to favor well-managed companies with recurring, stable revenue streams that are selling at reasonable valuations. When the US and global economies recover, we believe that there will be a return to fundamentals. In the interim, we continue to rely on our disciplined investment process and on our belief in the importance of portfolio construction and risk management to strive to deliver performance to our clients.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

BlackRock Large Cap Core Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Advisor believes blends growth and value.

[3]

This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

	5-Month Total Returns	6-Month Total Returns	Average Annual Total Returns[5]

			1 Year	Since Inception[6]

Class K	(11.81)%	(26.66)%	(33.92)%	(35.97)%
Russell 1000 Index	(15.90)	(30.59)	(38.27)	(36.69)

[5]	See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008.

Past performance is not indicative of future results.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	5

Fund Summary as of March 31, 2009	BlackRock Large Cap Growth Retirement Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s fiscal year-end was changed to September 30.

•	The Portfolio outperformed the benchmark Russell 1000 Growth Index for the five-month period.

What factors influenced performance?

•

During the period, positive results in the financials, health care, telecommunication services, information technology (“IT”) and energy sectors outweighed negative performance in consumer discretionary and materials.

•

Within financials, we were — and remain — underweight in large money center banks and those with big capital markets operations, as we are not convinced that these companies have figured out which business model will succeed in what has become a game-changing regulatory environment. We maintain our long-standing focus on property and casualty insurers and selected life insurers, where we see good value.

•

Results for IT were driven by our overweight position. At the stock level, we maintain a balance between IT services and software firms with high recurring revenues, and cyclical commodity businesses with lean inventories, low valuations and good balance sheets. Allocation decisions and stock selection within health care, energy and telecommunication services also proved beneficial.

•	The biggest individual contributors to performance were Family Dollar Stores, Inc., AutoZone, Inc., Dollar Tree, Inc., Western Digital Corp. and Prudential Financial, Inc.

•

Detracting from performance was stock selection in consumer discretionary, particularly amongst specialty retailers, as consumers reduced spending and moved towards big-box retailers. Toward the end of the period, we shifted to a more cyclical stance, buying homebuilders and selected retail companies at depressed valuations.

•

The biggest individual detractors for the period included AnnTaylor Stores Corp., Big Lots, Inc., Unisys Corp., Intel Corp. and CSX Corp. Underweight positions in Apple Inc., McDonald’s Corp. and International Business Machines Corp. also had a negative impact.

Describe recent Portfolio activity.

•	During the period, we increased exposure to the health care, IT and energy sectors. We reduced exposure to industrials and consumer staples.

•

The largest purchases within the Portfolio were International Business Machines, McDonald’s, Bristol-Myers Squibb Co., Apollo Group, Inc. and Oracle Corp. The largest sales included Hewlett-Packard Co., Intel, Wal-Mart Stores, Inc., Hess Corp. and Panera Bread Co.

Describe Portfolio positioning at period end.

•

As of March 31,2009, the Portfolio was overweight relative to the benchmark in health care, energy and IT, and underweight in consumer staples, materials, financials, industrials, consumer discretionary and utilities. Within financials especially, the lack of transparency, balance sheet opacity and future fundamental and regulatory uncertainty in the capital markets and commercial banks continues to keep us on the sidelines.

•

Looking forward, we continue to favor well-managed companies with recurring, stable revenue streams that are selling at reasonable valuations. When the US and global economies recover, we believe that there will be a return to fundamentals. In the interim, we continue to rely on our disciplined investment process and on our belief in the importance of portfolio construction and risk management to strive to deliver performance to our clients.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

BlackRock Large Cap Growth Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Advisor believes have good prospects for earnings growth.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

			Average Annual Total Returns[5]
	5-Month Total Returns	6-Month Total Returns
			1 Year	Since Inception[6]

Class K	(7.98)%	(22.97)%	(30.12)%	(32.67)%
Russell 1000 Growth Index	(10.15)	(25.97)	(34.28)	(33.85)

[5]	See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008.

Past performance is not indicative of future results.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	7

Fund Summary as of March 31, 2009	BlackRock Large Cap Value Retirement Portfolio

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio’s fiscal year-end was changed to September 30.

•	The Portfolio outperformed the benchmark Russell 1000 Value Index for the five-month period.

What factors influenced performance?

•

During the period, positive results in the financials, consumer discretionary, health care, energy, industrials and information technology (“IT”) sectors outweighed the negative results from telecommunications services, utilities and consumer staples.

•

Our positioning in financials made the largest contribution to relative performance. We were — and remain — underweight in large money center banks and those with big capital markets operations, as we are not convinced that these companies have figured out which business model will succeed in what has become a game-changing regulatory environment. We maintain our long-standing focus on property and casualty insurers and selected life insurers, where we see good value.

•

Outperformance also came from our position in IT. Within the sector, we maintain a balance between IT services and software firms with high recurring revenues, and cyclical commodity businesses with lean inventories, low valuations and good balance sheets. During the period, we added to software and increased our overweight in IT distribution companies, such as Ingram Micro, Inc. We remain significantly overweight in the sector overall.

•

In the consumer discretionary arena, we did well with companies benefiting from an increasingly cost-conscious consumer (for example, large discounters, dollar stores, etc.). Additionally, the health care sector was a source of positive performance, due largely to an overweight of providers, pharmaceuticals and biotech companies, as well as merger news. Overweighting oil holdings within the energy sector also proved advantageous, as did stock selection and allocation decisions within IT (namely an overweight in software companies).

•

The biggest individual contributors to performance were Family Dollar Stores, Inc., Computer Sciences Corp., Watson Pharmaceuticals, Inc., RenaissanceRe Holdings Ltd. and Western Digital Corp. Underweight positions in Bank of America Corp., Citigroup, Inc., General Electric Co. and Wells Fargo & Co. also were additive.

•

Detracting from performance was an underweight in telecommunication services, utilities and consumer staples. Within consumer staples specifically, broad sector valuations are unappealing given the continuation of margin pressures from both commodity price volatility and retailers’ resistance to pass along increased costs to consumers.

•

The biggest individual detractors for the period included Capital One Financial Corp., Regions Financial Corp. and Jones Apparel Group, Inc. Underweight positions in Wyeth, AT&T Inc., Verizon Communications Inc., The Goldman Sachs Group, Inc., Morgan Stanley and The Home Depot, Inc. also had a negative impact.

Describe recent Portfolio activity.

•	During the period, we increased exposure to the energy, health care and telecommunication services sectors. We reduced exposure to financials and industrials.

•

The largest purchases within the Portfolio were Verizon Communications, Valero Energy Corp., Archer-Daniels-Midland Co., Anadarko Petroleum Corp. and The Dow Chemical Co. The largest sales included Walt Disney Co., Prudential Financial, Inc., Raytheon Co., Apache Corp. and The All State Corp.

Describe Portfolio positioning at period end.

•

As of March 31,2009, the Portfolio was overweight relative to the benchmark in health care, IT, energy and consumer discretionary. We remain comfortable with our underweight positions in consumer staples, where valuations are high, and financials, given the sector’s high degree of uncertainty.

•

Looking forward, we continue to favor well-managed companies with recurring, stable revenue streams that are selling at reasonable valuations. When the US and global economies recover, we believe that there will be a return to fundamentals. In the interim, we continue to rely on our disciplined investment process and on our belief in the importance of portfolio construction and risk management to strive to deliver performance to our clients.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

BlackRock Large Cap Value Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Advisor believes are undervalued.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

	5-Month Total Returns	6-Month Total Returns	Average Annual Total Returns[5]

			1 Year	Since Inception[6]

Class K	(14.45)%	(29.34)%	(36.68)%	(36.51)%
Russell 1000 Value Index	(21.66)	(35.22)	(42.42)	(39.71)

[5]	See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008.

Past performance is not indicative of future results.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on pages 5 – 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]

BlackRock Large Cap Core Retirement Portfolio	$1,000	$733.40	$2.81	$1,000	$1,021.66	$3.28
BlackRock Large Cap Growth Retirement Portfolio	$1,000	$770.30	$2.87	$1,000	$1,021.66	$3.28
BlackRock Large Cap Value Retirement Portfolio	$1,000	$706.60	$2.77	$1,000	$1,021.66	$3.28

[1]

For each Fund, expenses are equal to the annualized expense ratio for the class (0.65% for BlackRock Large Cap Core Retirement Portfolio, 0.65% for BlackRock Large Cap Growth Retirement Portfolio and 0.65% for BlackRock Large Cap Value Retirement Portfolio), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period shown). Because each Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent period divided by 365. See “Disclosure of Expenses” for further information on how expenses were calculated.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2009 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Assets

Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$92,980,947	$69,584,066	$108,553,754
Withdrawals receivable from the Portfolios	154,771	33,152	96,697
Capital shares sold receivable	40,313	8,689	20,437
Receivable from advisor	10,843	16,797	12,233
Prepaid expenses	5,998	5,998	5,998

Total assets	93,192,872	69,648,702	108,689,119

Liabilities

Capital shares redeemed payable	195,084	41,841	117,134
Officer’s and Directors’ fees payable	12	8	13
Other affiliates payable	356	262	476
Other accrued expenses payable	55,740	48,164	46,115

Total liabilities	251,192	90,275	163,738

Net Assets	$92,941,680	$69,558,427	$108,525,381

Net Assets Consist of

Common Shares, $0.10 par value[2], 200,000,000 shares authorized	$1,234,700	$1,022,010	$1,040,933
Paid-in capital in excess of par	161,905,481	116,863,488	163,717,275
Undistributed net investment income	323,430	67,731	517,730
Accumulated net realized loss allocated from the Portfolios	(58,374,543)	(41,928,028)	(57,560,037)
Net unrealized appreciation/depreciation allocated from the Portfolios	(12,147,388)	(6,466,774)	809,480

Net Assets	$92,941,680	$69,558,427	$108,525,381

Class K — Net asset value per common share	$7.53	$6.81	$10.43

[1] Cost	$105,128,335	$76,050,840	$107,744,274

[2] Shares outstanding	12,346,995	10,220,098	10,409,333

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	11

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio		BlackRock Large Cap Growth Retirement Portfolio		BlackRock Large Cap Value Retirement Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008	Period November 1, 2008 to March 31 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008

Investment Income

Net investment income allocated from the Portfolios:
Dividends	$865,588	$1,554,655	$468,732	$823,434	$1,311,676	$1,402,488
Securities lending — affiliated	7,315	68,814	3,000	49,831	6,944	40,187
Income — affiliated	80	1,577	36	2,749	382	3,766
Expenses	(202,022)	(587,063)	(172,679)	(518,070)	(260,667)	(449,299)

Total income	670,961	1,037,983	299,089	357,944	1,058,335	997,142

Expenses

Transfer agent	66,417	139,677	65,337	131,021	58,340	132,483
Professional	9,310	30,149	8,227	26,252	7,297	24,960
Printing	8,907	14,349	6,599	11,432	12,030	10,532
Organization and offering	5,763	41,290	5,763	41,290	5,763	41,290
Registration	4,188	16,250	4,116	14,686	3,889	16,347
Officer and Directors	17	40	11	32	19	30
Miscellaneous	1,350	3,182	1,341	2,367	1,105	3,000

Total expenses	95,952	244,937	91,394	227,080	88,443	228,642
Less fees reimbursed by administrator	(39,937)	(97,882)	(70,904)	(147,966)	(36,991)	(126,910)

Total expenses after reimbursement	56,015	147,055	20,490	79,114	51,452	101,732

Net investment income	614,946	890,928	278,599	278,830	1,006,883	895,410

Realized and Unrealized Gain (Loss) Allocated from the Portfolios

Net realized loss from investments	(21,264,395)	(37,110,148)	(19,870,011)	(22,058,017)	(33,381,033)	(24,176,745)
Net change in unrealized appreciation/depreciation on investments	8,302,798	(20,450,186)	12,915,993	(19,382,767)	13,521,176	(12,711,696)

Total realized and unrealized loss	(12,961,597)	(57,560,334)	(6,954,018)	(41,440,784)	(19,859,857)	(36,888,441)

Net Decrease in Net Assets Resulting from Operations	$(12,346,651)	$(56,669,406)	$(6,675,419)	$(41,161,954)	$(18,852,974)	$(35,993,031)

[1]	Commencement of operations.

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Statements of Changes in Net Assets	BlackRock Large Cap Core Retirement Portfolio

Increase (Decrease) in Net Assets:	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008

Operations

Net investment income	$614,946	$890,928
Net realized loss	(21,264,395)	(37,110,148)
Net change in unrealized appreciation/depreciation	8,302,798	(20,450,186)

Net decrease in net assets resulting from operations	(12,346,651)	(56,669,406)

Dividends to Shareholders From

Net investment income	(1,200,011)	—

Capital Share Transactions

Net increase in net assets derived from share transactions	1,264,239	161,893,509

Net Assets

Total increase (decrease) in net assets	(12,282,423)	105,224,103
Beginning of period	105,224,103	—

End of period	$92,941,680	$105,224,103

End of period undistributed net investment income	$323,430	$908,495

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	13

Statements of Changes in Net Assets	BlackRock Large Cap Growth Retirement Portfolio

Increase (Decrease) in Net Assets:	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008

Operations

Net investment income	$278,599	$278,830
Net realized loss	(19,870,011)	(22,058,017)
Net change in unrealized appreciation/depreciation	12,915,993	(19,382,767)

Net decrease in net assets resulting from operations	(6,675,419)	(41,161,954)

Dividends to Shareholders From

Net investment income	(500,011)	—

Capital Share Transactions

Net increase (decrease) in net assets derived from share transactions	(4,148,560)	122,044,371

Net Assets

Total increase (decrease) in net assets	(11,323,990)	80,882,417
Beginning of period	80,882,417	—

End of period	$69,558,427	$80,882,417

End of period undistributed net investment income	$67,731	$289,143

[1]	Commencement of operations.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Statements of Changes in Net Assets	BlackRock Large Cap Value Retirement Portfolio

Increase (Decrease) in Net Assets:	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008

Operations

Net investment income	$1,006,883	$895,410
Net realized loss	(33,381,033)	(24,176,745)
Net change in unrealized appreciation/depreciation	13,521,176	(12,711,696)

Net decrease in net assets resulting from operations	(18,852,974)	(35,993,031)

Dividends to Shareholders From

Net investment income	(1,400,003)	—

Capital Share Transactions

Net increase in net assets derived from share transactions	619,199	164,152,190

Net Assets

Total increase (decrease) in net assets	(19,633,778)	128,159,159
Beginning of period	128,159,159	—

End of period	$108,525,381	$128,159,159

End of period undistributed net investment income	$517,730	$910,850

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	15

Financial Highlights	BlackRock Large Cap Series Funds, Inc.

	Class K

	BlackRock Large Cap Core Retirement Portfolio		BlackRock Large Cap Growth Retirement Portfolio		BlackRock Large Cap Value Retirement Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period January 3, 2008[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$8.64	$13.25	$7.45	$11.20	$12.33	$18.54

Net investment income[2]	0.05	0.07	0.03	0.02	0.10	0.13
Net realized and unrealized loss	(1.06)	(4.68)	(0.62)	(3.77)	(1.86)	(6.34)

Net decrease from investment operations	(1.01)	(4.61)	(0.59)	(3.75)	(1.76)	(6.21)

Dividends from net investment income	(0.10)	—	(0.05)	—	(0.14)	—

Net asset value, end of period	$7.53	$8.64	$6.81	$7.45	$10.43	$12.33

Total Investment Return

Total investment return	(11.81)%[3]	(34.79)%[3]	(7.98)%[3]	(33.48)%[3]	(14.45)%[3]	(33.50)%[3]

Ratios to Average Net Assets[4,5]

Total expenses after waiver	0.65%	0.62%	0.65%	0.65%	0.65%	0.63%

Total expenses	0.75%	0.71%	0.89%	0.81%	0.73%	0.78%

Net investment income	1.55%	0.76%	0.94%	0.30%	2.10%	1.03%

Supplemental Data

Net assets, end of period (000)	$92,942	$105,224	$69,558	$80,882	$108,525	$128,159

Portfolio turnover	70%	109%	107%	144%	58%	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (the “Funds” or individually as the “Fund”), constituting three of the series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the “Portfolios” or individually as the “Portfolio”), as applicable, constituting Master Large Cap Series LLC (the “Master LLC”), which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Funds changed their fiscal year end to September 30. The percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, were 3.1%, 11.8% and 4.5%, respectively.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Each Fund records its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of each Fund’s investments:

Valuation of Inputs	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

	Assets	Assets	Assets

Level 1	—	—	—
Level 2	$92,980,947	$69,584,066	$108,553,754
Level 3	—	—	—

Total	$92,980,947	$69,584,066	$108,553,754

Investment Transactions and Net Investment Income: Investment transactions in the Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the applicable Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

Dividends and Distributions to Shareholders: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the period ended October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	17

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on each Fund’s financial statement disclosures, if any, is currently being assessed.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the administrator. Offering costs are amortized over a twelve-month period beginning with the commencement of operations. The administrator reimbursed each Fund $13,663 for organization costs, which are included in fees reimbursed by the administrator in the Statements of Operations.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

Each Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Administrator does not receive an administration fee. The Administrator has contractually agreed to reimburse direct expenses of each Fund to the extent necessary to limit the ordinary annual operating expenses of each Fund to 0.65% of the average daily net assets of such Fund. This arrangement has a one year term and is renewable.

The Administrator reimbursed the following amounts, which are included in fees reimbursed by administrator on the Statements of Operations:

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

BlackRock Large Cap Core Retirement Portfolio	$39,937	$84,219
BlackRock Large Cap Growth Retirement Portfolio	$70,904	$134,303
BlackRock Large Cap Value Retirement Portfolio	$36,991	$113,247

Each Fund has entered into a Distribution Agreement with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by each of the Funds are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to the sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account. The Funds paid the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

BlackRock Large Cap Core Retirement Portfolio	$68,763	$111,301
BlackRock Large Cap Growth Retirement Portfolio	$63,184	$105,461
BlackRock Large Cap Value Retirement Portfolio	$59,965	$102,467

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. The Funds earned the following amounts, which are included in income — affiliated in the Statements of Operations:

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

BlackRock Large Cap Core Retirement Portfolio	$70	$1,198
BlackRock Large Cap Growth Retirement Portfolio	$15	$556
BlackRock Large Cap Value Retirement Portfolio	$60	$1,204

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

3. Capital Loss Carryforward:

As of October 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expirations dates:

Expires October 31,	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

2016	$34,359,084	$19,880,162	$21,158,813

4. Capital Share Transactions:

Transactions in shares for Class K were as follows:

BlackRock Large Cap Core Retirement Portfolio	Period November 1, 2008 to March 31, 2009 (Unaudited)		Period January 3, 2008[1] to October 31, 2008

	Shares	Amount	Shares	Amount

Class K

Shares sold	2,102,487	$16,332,576	15,728,260	$202,504,200
Shares issued to shareholders in reinvestment of dividends	140,867	1,171,704	—	—

Total issued	2,243,354	17,504,280	15,728,260	202,504,200
Shares redeemed	(2,080,704)	(16,240,041)	(3,543,915)	(40,610,691)

Net increase	162,650	$1,264,239	12,184,345	$161,893,509

BlackRock Large Cap Growth
Retirement Portfolio

Class K

Shares sold	1,565,015	$10,802,228	14,459,452	$157,367,603
Shares issued to shareholders in reinvestment of dividends	67,964	481,662	—	—

Total issued	1,632,979	11,283,890	14,459,452	157,367,603
Shares redeemed	(2,267,685)	(15,432,450)	(3,604,648)	(35,323,232)

Net increase (decrease)	(634,706)	$(4,148,560)	10,854,804	$122,044,371

BlackRock Large Cap Value
Retirement Portfolio

Class K

Shares sold	1,374,095	$15,528,341	12,490,568	$198,023,858
Shares issued to shareholders in reinvestment of dividends	116,254	1,380,656	—	—

Total issued	1,490,349	16,908,997	12,490,568	198,023,858
Shares redeemed	(1,477,545)	(16,289,798)	(2,094,039)	(33,871,668)

Net increase	12,804	$619,199	10,396,529	$164,152,190

[1]	Commencement of operations.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	19

Portfolio Information as of March 31, 2009	Master Large Cap Series LLC

Sector Allocation

Percent of
Master Large Cap Core Portfolio	Long-Term Investments

Health Care	25%
Energy	22
Information Technology	21
Consumer Discretionary	12
Industrials	6
Consumer Staples	5
Financials	5
Telecommunication Services	2
Materials	1
Utilities	1

Percent of
Master Large Cap Growth Portfolio	Long-Term Investments

Information Technology	35%
Health Care	25
Consumer Discretionary	14
Energy	11
Industrials	8
Consumer Staples	4
Telecommunication Services	1
Materials	1
Utilities	1

Percent of
Master Large Cap Value Portfolio	Long-Term Investments

Energy	26%
Health Care	25
Information Technology	13
Financials	10
Consumer Discretionary	9
Industrials	7
Telecommunication Services	6
Consumer Staples	3
Materials	1

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Ten Largest Holdings

Percent of
Master Large Cap Core Portfolio	Long-Term Investments

Exxon Mobil Corp.	5%
Johnson & Johnson	3
Chevron Corp.	3
Pfizer, Inc.	2
ConocoPhillips	2
Amgen, Inc.	2
Occidental Petroleum Corp.	2
Eli Lilly & Co.	1
The Travelers Cos., Inc.	1
UnitedHealth Group, Inc.	1

Percent of
Master Large Cap Growth Portfolio	Long-Term Investments

International Business Machines Corp.	4%
Oracle Corp.	3
McDonald’s Corp.	2
Exxon Mobil Corp.	2
Occidental Petroleum Corp.	2
Bristol-Myers Squibb Co.	2
Johnson & Johnson	2
Microsoft Corp.	1
Accenture Ltd. Class A	1
Biogen Idec, Inc.	1

Percent of
Master Large Cap Value Portfolio	Long-Term Investments

Exxon Mobil Corp.	9%
Chevron Corp.	5
Pfizer, Inc.	3
Verizon Communications, Inc.	3
ConocoPhillips	3
Amgen, Inc.	2
AT&T Inc.	2
Eli Lilly & Co.	2
The Travelers Cos., Inc.	2
Johnson & Johnson	2

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 11.7%
Diversified Consumer Services — 2.2%
Apollo Group, Inc. Class A (a)	410,000	$32,115,300
H&R Block, Inc.	1,860,000	33,833,400

		65,948,700

Household Durables — 4.0%
D.R. Horton, Inc.	3,020,000	29,294,000
KB Home (b)	1,190,000	15,684,200
Lennar Corp. Class A	3,080,000	23,130,800
MDC Holdings, Inc.	190,000	5,916,600
NVR, Inc. (a)	10,000	4,277,500
Pulte Homes, Inc.	2,800,000	30,604,000
Toll Brothers, Inc. (a)	630,000	11,440,800

		120,347,900

Multiline Retail — 1.8%
Family Dollar Stores, Inc.	920,000	30,700,400
Sears Holdings Corp. (a)(b)	550,000	25,140,500

		55,840,900

Specialty Retail — 3.7%
AutoNation, Inc. (a)(b)	880,000	12,214,400
AutoZone, Inc. (a)(b)	210,000	34,150,200
Foot Locker, Inc.	1,910,000	20,016,800
The Gap, Inc.	1,290,000	16,757,100
Limited Brands, Inc.	900,000	7,830,000
RadioShack Corp.	1,430,000	12,255,100
Ross Stores, Inc.	270,000	9,687,600

		112,911,200

Total Consumer Discretionary		355,048,700

Consumer Staples — 5.2%
Beverages — 1.4%
The Coca-Cola Co.	240,000	10,548,000
Hansen Natural Corp. (a)(b)	890,000	32,040,000

		42,588,000

Food & Staples Retailing — 1.0%
SYSCO Corp.	620,000	14,136,000
Wal-Mart Stores, Inc.	300,000	15,630,000

		29,766,000

Food Products — 1.2%
Archer-Daniels-Midland Co.	1,350,000	37,503,000

Household Products — 0.9%
The Procter & Gamble Co.	570,000	26,841,300

Personal Products — 0.7%
Herbalife Ltd.	1,320,000	19,773,600

Total Consumer Staples		156,471,900

Energy — 21.9%
Energy Equipment & Services — 3.1%
ENSCO International, Inc.	1,050,000	27,720,000
Nabors Industries Ltd. (a)	2,810,000	28,071,900
Rowan Cos., Inc.	620,000	7,421,400
Tidewater, Inc.	810,000	30,075,300

		93,288,600

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 18.8%
Anadarko Petroleum Corp.	890,000	$34,612,100
Chevron Corp.	1,250,000	84,050,000
ConocoPhillips	1,400,000	54,824,000
Exxon Mobil Corp.	2,370,000	161,397,000
Frontier Oil Corp.	290,000	3,709,100
Holly Corp.	990,000	20,988,000
Marathon Oil Corp.	1,410,000	37,068,900
Murphy Oil Corp.	690,000	30,891,300
Occidental Petroleum Corp.	830,000	46,189,500
Sunoco, Inc.	1,180,000	31,246,400
Tesoro Corp.	2,150,000	28,960,500
Valero Energy Corp.	1,880,000	33,652,000

		567,588,800

Total Energy		660,877,400

Financials — 4.9%
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	350,000	9,303,000

Insurance — 4.6%
Chubb Corp.	840,000	35,548,800
PartnerRe Ltd.	440,000	27,310,800
The Travelers Cos., Inc.	1,030,000	41,859,200
UnumProvident Corp.	2,690,000	33,625,000

		138,343,800

Total Financials		147,646,800

Health Care — 25.3%
Biotechnology — 3.0%
Amgen, Inc. (a)	1,040,000	51,500,800
Biogen Idec, Inc. (a)	720,000	37,742,400

		89,243,200

Health Care Equipment & Supplies — 0.6%
Edwards Lifesciences Corp. (a)	230,000	13,944,900
Kinetic Concepts, Inc. (a)	250,000	5,280,000

		19,224,900

Health Care Providers & Services — 11.0%
Aetna, Inc.	1,480,000	36,008,400
AmerisourceBergen Corp.	1,040,000	33,966,400
Cigna Corp.	290,000	5,101,100
Community Health Systems, Inc. (a)	470,000	7,209,800
Express Scripts, Inc. (a)	490,000	22,623,300
Humana, Inc. (a)	1,210,000	31,556,800
LifePoint Hospitals, Inc. (a)	350,000	7,301,000
Lincare Holdings, Inc. (a)	1,350,000	29,430,000
McKesson Corp.	950,000	33,288,000
Omnicare, Inc.	603,774	14,786,425
Quest Diagnostics, Inc.	650,000	30,862,000
UnitedHealth Group, Inc.	1,950,000	40,813,500
WellPoint, Inc. (a)	1,050,000	39,868,500

		332,815,225

Life Sciences Tools & Services — 0.3%
Pharmaceutical Product Development, Inc.	320,000	7,590,400

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	21

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Pharmaceuticals — 10.4%
Abbott Laboratories	70,000	$3,339,000
Bristol-Myers Squibb Co.	1,520,000	33,318,400
Eli Lilly & Co.	1,310,000	43,767,100
Endo Pharmaceuticals Holdings, Inc. (a)	350,000	6,188,000
Forest Laboratories, Inc. (a)	1,390,000	30,524,400
Johnson & Johnson	1,710,000	89,946,000
King Pharmaceuticals, Inc. (a)	1,600,000	11,312,000
Pfizer, Inc.	4,560,000	62,107,200
Sepracor, Inc. (a)	1,410,000	20,670,600
Watson Pharmaceuticals, Inc. (a)	480,000	14,932,800

		316,105,500

Total Health Care		764,979,225

Industrials — 6.0%
Aerospace & Defense — 3.7%
General Dynamics Corp.	870,000	36,183,300
L-3 Communications Holdings, Inc.	530,000	35,934,000
Raytheon Co.	1,010,000	39,329,400

		111,446,700

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	140,000	3,127,600
R.R. Donnelley & Sons Co.	380,000	2,785,400

		5,913,000

Industrial Conglomerates — 0.4%
General Electric Co. (a)	1,220,000	12,334,200

Machinery — 1.1%
Dover Corp.	1,100,000	29,018,000
Toro Co. (b)	130,000	3,143,400

		32,161,400

Professional Services — 0.2%
Manpower, Inc.	250,000	7,882,500

Road & Rail — 0.4%
Ryder System, Inc.	440,000	12,456,400

Total Industrials		182,194,200

Information Technology — 21.0%
Communications Equipment — 1.4%
Cisco Systems, Inc. (a)	520,000	8,720,400
F5 Networks, Inc. (a)	1,530,000	32,053,500

		40,773,900

Computers & Peripherals — 4.6%
Apple, Inc. (a)	60,000	6,307,200
EMC Corp. (a)	1,260,000	14,364,000
International Business Machines Corp.	240,000	23,253,600
Lexmark International, Inc. Class A (a)	1,330,000	22,437,100
QLogic Corp. (a)	2,480,000	27,577,600
Seagate Technology	2,330,000	14,003,300
Western Digital Corp. (a)	1,650,000	31,911,000

		139,853,800

Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc. (a)	110,000	1,926,100
Ingram Micro, Inc. Class A (a)	600,000	7,584,000

		9,510,100

Common Stocks	Shares	Value

Information Technology (concluded)
IT Services — 5.5%
Accenture Ltd. Class A	1,350,000	$37,111,500
Affiliated Computer Services, Inc. Class A (a)	340,000	16,282,600
Alliance Data Systems Corp. (a)(b)	880,000	32,516,000
Computer Sciences Corp. (a)	920,000	33,892,800
Global Payments, Inc.	580,000	19,377,800
Hewitt Associates, Inc. Class A (a)	930,000	27,676,800

		166,857,500

Internet Software & Services — 0.3%
Google, Inc. Class A (a)	10,000	3,480,600
Sohu.com, Inc. (a)	140,000	5,783,400

		9,264,000

Office Electronics — 0.6%
Xerox Corp.	3,610,000	16,425,500

Semiconductors & Semiconductor Equipment — 2.9%
Integrated Device Technology, Inc. (a)	1,340,000	6,097,000
Intel Corp.	260,000	3,913,000
LSI Corp. (a)	2,910,000	8,846,400
National Semiconductor Corp.	2,670,000	27,420,900
Novellus Systems, Inc. (a)	1,760,000	29,268,800
Silicon Laboratories, Inc. (a)	490,000	12,936,000

		88,482,100

Software — 5.4%
BMC Software, Inc. (a)(b)	980,000	32,340,000
CA, Inc.	1,580,000	27,823,800
Compuware Corp. (a)	2,710,000	17,858,900
McAfee, Inc. (a)	910,000	30,485,000
Microsoft Corp.	1,440,000	26,452,800
Synopsys, Inc. (a)	1,350,000	27,985,500

		162,946,000

Total Information Technology		634,112,900

Materials — 1.0%
Chemicals — 1.0%
The Dow Chemical Co.	3,520,000	29,673,600

Total Materials		29,673,600

Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
AT&T Inc.	1,180,000	29,736,000
Qwest Communications International Inc.	9,050,000	30,951,000
Verizon Communications, Inc.	350,000	10,570,000

Total Telecommunication Services		71,257,000

Utilities — 0.7%
Independent Power Producers & Energy Traders — 0.7%
The AES Corp. (a)	3,940,000	22,891,400

Total Utilities		22,891,400

Total Long-Term Investments (Cost — $3,449,130,307) — 100.0%		3,025,153,125

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (c)(d)(e)	$154,695	$154,695,400

Total Short-Term Securities (Cost — $154,695,400) — 5.1%		154,695,400

Total Investments (Cost — $3,603,825,707*) — 105.1%		3,179,848,525
Liabilities in Excess of Other Assets — (5.1)%		(155,348,098)

Net Assets — 100.0%		$3,024,500,427

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,660,234,781

Gross unrealized appreciation	$168,399,885
Gross unrealized depreciation	(648,786,141)

Net unrealized depreciation	$(480,386,256)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$289
BlackRock Liquidity Series, LLC Money Market Series	$143,107,000	$235,227

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•

Effective November 1,2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,025,153,125
Level 2	154,695,400
Level 3	—

Total	$3,179,848,525

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	23

Schedule of Investments March 31, 2009 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 13.8%
Diversified Consumer Services — 2.5%
Apollo Group, Inc. Class A (a)	96,000	$7,519,680
H&R Block, Inc.	393,000	7,148,670

		14,668,350

Hotels, Restaurants & Leisure — 3.5%
Darden Restaurants, Inc.	189,000	6,475,140
McDonald’s Corp.	255,000	13,915,350

		20,390,490

Household Durables — 1.6%
NVR, Inc. (a)	9,000	3,849,750
Pulte Homes, Inc.	538,000	5,880,340

		9,730,090

Media — 0.5%
Interpublic Group of Cos., Inc. (a)	752,000	3,098,240

Multiline Retail — 2.1%
Dollar Tree, Inc. (a)	150,000	6,682,500
Family Dollar Stores, Inc.	180,000	6,006,600

		12,689,100

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	157,000	6,449,560
AnnTaylor Stores Corp. (a)	255,000	1,326,000
AutoZone, Inc. (a)(b)	42,000	6,830,040
Ross Stores, Inc.	183,000	6,566,040

		21,171,640

Total Consumer Discretionary		81,747,910

Consumer Staples — 4.1%
Beverages — 1.1%
Hansen Natural Corp. (a)	177,000	6,372,000

Food & Staples Retailing — 2.1%
The Kroger Co.	128,000	2,716,160
SYSCO Corp.	336,000	7,660,800
Wal-Mart Stores, Inc.	32,000	1,667,200

		12,044,160

Personal Products — 0.9%
Herbalife Ltd.	369,000	5,527,620

Total Consumer Staples		23,943,780

Energy — 10.7%
Energy Equipment & Services — 2.4%
ENSCO International, Inc.	212,000	5,596,800
Rowan Cos., Inc.	253,000	3,028,410
Tidewater, Inc.	157,000	5,829,410

		14,454,620

Oil, Gas & Consumable Fuels — 8.3%
Exxon Mobil Corp.	199,000	13,551,900
Holly Corp.	252,000	5,342,400
Murphy Oil Corp.	143,000	6,402,110
Occidental Petroleum Corp.	207,000	11,519,550
Sunoco, Inc.	231,000	6,116,880
Tesoro Corp.	448,000	6,034,560

		48,967,400

Total Energy		63,422,020

Common Stocks	Shares	Value

Health Care — 25.3%
Biotechnology — 1.4%
Biogen Idec, Inc. (a)	156,000	$8,177,520

Health Care Providers & Services — 13.7%
Aetna, Inc.	293,000	7,128,690
AmerisourceBergen Corp.	170,000	5,552,200
Cigna Corp.	293,000	5,153,870
Community Health Systems, Inc. (a)	392,000	6,013,280
Express Scripts, Inc. (a)	142,000	6,556,140
Humana, Inc. (a)	155,000	4,042,400
Lincare Holdings, Inc. (a)	286,000	6,234,800
McKesson Corp.	177,000	6,202,080
Medco Health Solutions, Inc. (a)	193,000	7,978,620
Omnicare, Inc.	208,000	5,093,920
Quest Diagnostics, Inc.	147,000	6,979,560
UnitedHealth Group, Inc.	350,000	7,325,500
WellPoint, Inc. (a)	171,000	6,492,870

		80,753,930

Health Care Technology — 0.9%
IMS Health, Inc.	438,000	5,461,860

Life Sciences Tools & Services — 0.7%
Pharmaceutical Product Development, Inc.	163,000	3,866,360

Pharmaceuticals — 8.6%
Abbott Laboratories	105,000	5,008,500
Bristol-Myers Squibb Co.	499,000	10,938,080
Eli Lilly & Co.	180,000	6,013,800
Endo Pharmaceuticals Holdings, Inc. (a)	362,000	6,400,160
Forest Laboratories, Inc. (a)	248,000	5,446,080
Johnson & Johnson	197,000	10,362,200
Watson Pharmaceuticals, Inc. (a)	216,000	6,719,760

		50,888,580

Total Health Care		149,148,250

Industrials — 8.4%
Aerospace & Defense — 3.3%
L-3 Communications Holdings, Inc.	100,000	6,780,000
Northrop Grumman Corp.	140,000	6,109,600
Raytheon Co.	175,000	6,814,500

		19,704,100

Electrical Equipment — 0.5%
Hubbell, Inc. Class B	101,000	2,722,960

Machinery — 1.7%
Dover Corp.	232,000	6,120,160
Timken Co.	296,000	4,132,160

		10,252,320

Professional Services — 0.9%
Manpower, Inc.	174,000	5,486,220

Road & Rail — 1.0%
Norfolk Southern Corp.	175,000	5,906,250

Trading Companies & Distributors — 1.0%
WESCO International, Inc. (a)	310,000	5,617,200

Total Industrials		49,689,050

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Information Technology — 35.6%
Communications Equipment — 1.6%
Cisco Systems, Inc. (a)	130,000	$2,180,100
F5 Networks, Inc. (a)	287,000	6,012,650
JDS Uniphase Corp. (a)	341,000	1,108,250

		9,301,000

Computers & Peripherals — 9.0%
Apple, Inc. (a)	14,000	1,471,680
EMC Corp. (a)	679,000	7,740,600
International Business Machines Corp.	259,000	25,094,510
Lexmark International, Inc. Class A (a)	219,000	3,694,530
QLogic Corp. (a)	488,000	5,426,560
Seagate Technology	525,000	3,155,250
Western Digital Corp. (a)	340,000	6,575,600

		53,158,730

Electronic Equipment & Instruments — 2.9%
Arrow Electronics, Inc. (a)	278,000	5,298,680
Dolby Laboratories, Inc. Class A (a)	174,000	5,935,140
Tech Data Corp. (a)	273,000	5,945,940

		17,179,760

IT Services — 9.3%
Accenture Ltd. Class A	302,000	8,301,980
Affiliated Computer Services, Inc. Class A (a)	132,000	6,321,480
Alliance Data Systems Corp. (a)(b)	175,000	6,466,250
Automatic Data Processing, Inc.	164,000	5,766,240
DST Systems, Inc. (a)	179,000	6,196,980
Global Payments, Inc.	83,000	2,773,030
Hewitt Associates, Inc. Class A (a)	219,000	6,517,440
Paychex, Inc.	269,000	6,905,230
SAIC, Inc. (a)	318,000	5,937,060

		55,185,690

Internet Software & Services — 1.1%
Sohu.com, Inc. (a)	150,000	6,196,500

Semiconductors & Semiconductor Equipment — 2.0%
Integrated Device Technology, Inc. (a)	199,000	905,450
National Semiconductor Corp.	471,000	4,837,170
Novellus Systems, Inc. (a)	357,000	5,936,910

		11,679,530

Software — 9.7%
Amdocs Ltd. (a)	49,000	907,480
BMC Software, Inc. (a)	204,000	6,732,000
CA, Inc.	375,000	6,603,750
Compuware Corp. (a)	849,000	5,594,910
Microsoft Corp.	478,000	8,780,860
Novell, Inc. (a)	324,000	1,380,240
Oracle Corp.	826,000	14,925,820
Red Hat, Inc. (a)	356,000	6,351,040
Synopsys, Inc. (a)	294,000	6,094,620

		57,370,720

Total Information Technology		210,071,930

Materials — 0.8%
Containers & Packaging — 0.8%
Crown Holdings, Inc. (a)	217,000	4,932,410

Total Materials		4,932,410

Common Stocks	Shares	Value

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
Qwest Communications International Inc.	1,662,000	$5,684,040

Total Telecommunication Services		5,684,040

Utilities — 0.5%
Independent Power Producers & Energy Traders — 0.5%
Mirant Corp. (a)	276,000	3,146,400

Total Utilities		3,146,400

Total Long-Term Investments (Cost — $628,718,812) — 100.2%		591,785,790

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (c)(d)(e)	$10,943	10,943,300

Total Short-Term Securities (Cost — $10,943,300) — 1.9%		10,943,300

Total Investments (Cost — $639,662,112*) — 102.1%		602,729,090
Liabilities in Excess of Other Assets — (2.1)%		(12,100,441)

Net Assets — 100.0%		$590,628,649

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$657,905,847

Gross unrealized appreciation	$26,259,831
Gross unrealized depreciation	(81,436,588)

Net unrealized depreciation	$(55,176,757)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$171
BlackRock Liquidity Series, LLC Money Market Series	$6,149,300	$24,702

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	25

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

Effective November 1,2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$591,785,790
Level 2	10,943,300
Level 3	—

Total	$602,729,090

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 9.5%
Household Durables — 5.0%
D.R. Horton, Inc.	2,720,000	$26,384,000
Jarden Corp. (a)(b)	1,460,000	18,498,200
Lennar Corp. Class A (b)	2,630,000	19,751,300
NVR, Inc. (a)	60,000	25,665,000
Pulte Homes, Inc.	1,360,000	14,864,800
Toll Brothers, Inc. (a)(b)	820,000	14,891,200

		120,054,500

Multiline Retail — 1.0%
Family Dollar Stores, Inc.	490,000	16,351,300
Sears Holdings Corp. (a)(b)	160,000	7,313,600

		23,664,900

Specialty Retail — 3.5%
AutoNation, Inc. (a)(b)	1,730,000	24,012,400
Barnes & Noble, Inc. (b)	1,060,000	22,662,800
Foot Locker, Inc.	2,390,000	25,047,200
RadioShack Corp.	1,600,000	13,712,000

		85,434,400

Total Consumer Discretionary		229,153,800

Consumer Staples — 2.7%
Food Products — 1.7%
Archer-Daniels-Midland Co.	1,310,000	36,391,800
Del Monte Foods Co.	540,000	3,936,600

		40,328,400

Household Products — 0.5%
The Procter & Gamble Co.	260,000	12,243,400

Tobacco — 0.5%
Reynolds American, Inc.	320,000	11,468,800

Total Consumer Staples		64,040,600

Energy — 26.2%
Energy Equipment & Services — 3.1%
ENSCO International, Inc.	860,000	22,704,000
Nabors Industries Ltd. (a)	1,360,000	13,586,400
Rowan Cos., Inc.	1,030,000	12,329,100
Tidewater, Inc.	680,000	25,248,400

		73,867,900

Oil, Gas & Consumable Fuels — 23.1%
Anadarko Petroleum Corp.	880,000	34,223,200
Chevron Corp.	1,730,000	116,325,200
ConocoPhillips	1,640,000	64,222,400
Exxon Mobil Corp.	3,030,000	206,343,000
Marathon Oil Corp.	1,380,000	36,280,200
Occidental Petroleum Corp.	400,000	22,260,000
Sunoco, Inc.	950,000	25,156,000
Tesoro Corp.	1,610,000	21,686,700
Valero Energy Corp.	1,710,000	30,609,000

		557,105,700

Total Energy		630,973,600

Common Stocks	Shares	Value

Financials — 10.1%
Diversified Financial Services — 0.6%
JPMorgan Chase & Co.	560,000	$14,884,800

Insurance — 9.5%
American Financial Group, Inc.	990,000	15,889,500
CNA Financial Corp.	90,000	824,400
Chubb Corp.	850,000	35,972,000
Everest Re Group Ltd.	50,000	3,540,000
HCC Insurance Holdings, Inc.	230,000	5,793,700
PartnerRe Ltd.	440,000	27,310,800
RenaissanceRe Holdings Ltd.	540,000	26,697,600
Torchmark Corp.	170,000	4,459,100
Transatlantic Holdings, Inc.	160,000	5,707,200
The Travelers Cos., Inc.	1,040,000	42,265,600
Unitrin, Inc.	460,000	6,430,800
UnumProvident Corp.	2,260,000	28,250,000
W.R. Berkley Corp.	1,200,000	27,060,000

		230,200,700

Total Financials		245,085,500

Health Care — 24.9%
Biotechnology — 2.5%
Amgen, Inc. (a)	1,210,000	59,919,200

Health Care Providers & Services — 10.9%
Aetna, Inc.	990,000	24,086,700
AmerisourceBergen Corp.	770,000	25,148,200
Cigna Corp.	290,000	5,101,100
Community Health Systems, Inc. (a)	630,000	9,664,200
Humana, Inc. (a)	870,000	22,689,600
LifePoint Hospitals, Inc. (a)	1,180,000	24,614,800
Lincare Holdings, Inc. (a)	940,000	20,492,000
McKesson Corp.	620,000	21,724,800
Omnicare, Inc.	930,000	22,775,700
Quest Diagnostics, Inc.	390,000	18,517,200
UnitedHealth Group, Inc.	1,460,000	30,557,800
WellPoint, Inc. (a)	980,000	37,210,600

		262,582,700

Health Care Technology — 0.7%
IMS Health, Inc.	1,390,000	17,333,300

Pharmaceuticals — 10.8%
Eli Lilly & Co.	1,360,000	45,437,600
Endo Pharmaceuticals Holdings, Inc. (a)	1,120,000	19,801,600
Forest Laboratories, Inc. (a)	1,160,000	25,473,600
Johnson & Johnson	790,000	41,554,000
King Pharmaceuticals, Inc. (a)	2,450,000	17,321,500
Pfizer, Inc.	6,110,000	83,218,200
Watson Pharmaceuticals, Inc. (a)	870,000	27,065,700

		259,872,200

Total Health Care		599,707,400

Industrials — 6.7%
Aerospace & Defense — 2.9%
General Dynamics Corp.	300,000	12,477,000
L-3 Communications Holdings, Inc.	390,000	26,442,000
Northrop Grumman Corp.	700,000	30,548,000

		69,467,000

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	27

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	1,210,000	$8,869,300

Electrical Equipment — 0.2%
Thomas & Betts Corp. (a)	250,000	6,255,000

Industrial Conglomerates — 1.0%
General Electric Co.	2,400,000	24,264,000

Machinery — 1.1%
Dover Corp.	920,000	24,269,600
Timken Co.	110,000	1,535,600

		25,805,200

Professional Services — 0.6%
Manpower, Inc.	460,000	14,503,800

Trading Companies & Distributors — 0.5%
United Rentals, Inc. (a)	890,000	3,746,900
WESCO International, Inc. (a)	500,000	9,060,000

		12,806,900

Total Industrials		161,971,200

Information Technology — 12.7%
Computers & Peripherals — 3.1%
Lexmark International, Inc. Class A (a)	1,390,000	23,449,300
QLogic Corp. (a)	2,170,000	24,130,400
Seagate Technology	690,000	4,146,900
Western Digital Corp. (a)	1,240,000	23,981,600

		75,708,200

Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	960,000	18,297,600
Ingram Micro, Inc. Class A (a)	1,790,000	22,625,600
Tech Data Corp. (a)	680,000	14,810,400

		55,733,600

IT Services — 2.3%
Affiliated Computer Services, Inc. Class A (a)(b)	540,000	25,860,600
Computer Sciences Corp. (a)	780,000	28,735,200
DST Systems, Inc. (a)	20,000	692,400

		55,288,200

Office Electronics — 0.4%
Xerox Corp.	1,800,000	8,190,000

Semiconductors & Semiconductor Equipment — 0.8%
Integrated Device Technology, Inc. (a)	1,280,000	5,824,000
Novellus Systems, Inc. (a)	860,000	14,301,800

		20,125,800

Software — 3.8%
BMC Software, Inc. (a)	620,000	20,460,000
CA, Inc.	1,290,000	22,716,900
Compuware Corp. (a)	3,610,000	23,789,900
Synopsys, Inc. (a)	1,180,000	24,461,400

		91,428,200

Total Information Technology		306,474,000

Materials — 0.7%
Chemicals — 0.7%
The Dow Chemical Co.	2,160,000	18,208,800

Total Materials		18,208,800

Common Stocks	Shares	Value

Telecommunication Services — 6.6%
Diversified Telecommunication Services — 6.6%
AT&T Inc.	2,110,000	$53,172,000
Qwest Communications International Inc.	6,950,000	23,769,000
Verizon Communications, Inc.	2,710,000	81,842,000

Total Telecommunication Services		158,783,000

Total Long-Term Investments (Cost — $2,767,974,637) — 100.1%		2,414,397,900

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (c)(d)(e)	$82,440	82,440,150

Total Short-Term Securities (Cost — $82,440,150) — 3.4%		82,440,150

Total Investments (Cost — $2,850,414,787*) — 103.5%		2,496,838,050
Liabilities in Excess of Other Assets — (3.5)%		(83,943,195)

Net Assets — 100.0%		$2,412,894,855

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost		$2,943,141,999

	Gross unrealized appreciation		$123,812,521
	Gross unrealized depreciation		(570,116,470)

	Net unrealized depreciation		$(446,303,949)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	BlackRock Liquidity Series, LLC Cash Sweeps Series	$(3,951,863)	$7,268
	BlackRock Liquidity Series, LLC Money Market Series	$49,959,250	$155,252

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•

Effective November 1,2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,414,397,900
Level 2	82,440,150
Level 3	—

Total	$2,496,838,050

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	29

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2009 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$3,025,153,125	$591,785,790	$2,414,397,900
Investments at value — affiliated[3]	154,695,400	10,943,300	82,440,150
Investments sold receivable — unaffiliated	62,986,201	49,218,325	101,478,654
Investments sold receivable — affiliated	2,646,308	—	—
Dividends receivable	2,633,600	351,020	2,010,575
Contributions receivable from investors	273,956	37,722,212	—
Securities lending income receivable — affiliated	184,772	4,517	117,092
Interest receivable	—	59	1,422
Prepaid expenses	99,275	21,965	95,509
Other assets	—	255	99,035

Total assets	3,248,672,637	690,047,443	2,600,640,337

Liabilities

Collateral at value — securities loaned	154,695,400	10,943,300	82,440,150
Bank overdraft	2,266,039	549,576	59,243
Investments purchased payable — unaffiliated	57,309,606	86,575,134	101,366,237
Investments purchased payable — affiliated	—	1,024,870	—
Withdrawals payable to investors	8,581,485	33,152	2,815,894
Investment advisory fees payable	1,151,472	224,142	973,888
Officer’s and Directors’ fees payable	439	76	605
Other affiliates payable	28,181	7,826	35,796
Other accrued expenses payable	135,070	60,718	46,763
Other liabilities	4,518	—	6,906

Total liabilities	224,172,210	99,418,794	187,745,482

Net Assets	$3,024,500,427	$590,628,649	$2,412,894,855

Net Assets Consist of

Investors’ capital	$3,448,477,609	$627,561,671	$2,766,471,592
Net unrealized appreciation/depreciation	(423,977,182)	(36,933,022)	(353,576,737)

Net Assets	$3,024,500,427	$590,628,649	$2,412,894,855

[1] Investments at cost — unaffiliated	$3,449,130,307	$628,718,812	$2,767,974,637

[2] Securities loaned at value	$152,294,484	$11,143,838	$78,856,083

[3] Investments at cost — affiliated	$154,695,400	$10,943,300	$82,440,150

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Statements of Operations	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio		Master Large Cap Value Portfolio

	Period November 1 2008 to March 31, 2009 (Unaudited)	Year Ended October 31, 2008	Period November 1 2008 to March 31, 2009 (Unaudited)	Year Ended October 31, 2008	Period November 1 2008 to March 31, 2009 (Unaudited)	Year Ended October 31, 2008

Investment Income

Dividends	$26,264,202	$60,423,512	$3,860,979	$10,476,436	$29,984,023	$77,751,307
Securities lending — affiliated	235,227	2,505,518	24,702	532,649	155,252	1,943,004
Income — affiliated	2,040	47,261	296	37,127	8,668	179,408

Total income	26,501,469	62,976,291	3,885,977	11,046,212	30,147,943	79,873,719

Expenses

Investment advisory	5,494,942	20,282,735	1,223,267	4,995,410	5,464,864	22,131,879
Accounting services	238,044	704,837	114,206	342,759	250,599	703,315
Custodian	137,686	615,937	34,998	143,303	127,764	541,106
Professional	46,169	92,678	28,093	56,961	37,320	87,896
Officer and Directors	23,502	69,965	10,412	28,916	21,986	71,242
Printing	2,119	6,931	552	1,744	1,921	7,378
Miscellaneous	29,646	84,660	9,211	22,075	28,396	80,669

Total expenses	5,972,108	21,857,743	1,420,739	5,591,168	5,932,850	23,623,485

Net investment income	20,529,361	41,118,548	2,465,238	5,455,044	24,215,093	56,250,234

Realized and Unrealized Gain (Loss)

Net realized loss from investments	(620,518,873)	(521,502,159)	(163,730,985)	(114,597,872)	(759,204,312)	(586,455,313)
Net change in unrealized appreciation/depreciation on investments	210,196,092	(1,536,726,590)	104,052,330	(333,142,941)	296,664,817	(1,366,434,994)

Total realized and unrealized loss	(410,322,781)	(2,058,228,749)	(59,678,655)	(447,740,813)	(462,539,495)	(1,952,890,307)

Net Decrease in Net Assets Resulting from Operations	$(389,793,420)	$(2,017,110,201)	$(57,213,417)	$(442,285,769)	$(438,324,402)	$(1,896,640,073)

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	31

Statements of Changes in Net Assets	Master Large Cap Series LLC

	(As Restated for 2007. See Note 7) Master Large Cap Core Portfolio			Master Large Cap Growth Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)			Period November 1, 2008 to March 31, 2009 (Unaudited)
		Year Ended October 31,			Year Ended October 31,

Increase (Decrease) in Net Assets:		2008	2007		2008	2007

Operations

Net investment income	$20,529,361	$41,118,548	$27,760,104	$2,465,238	$5,455,044	$2,458,062
Net realized gain (loss)	(620,518,873)	(521,502,159)	527,140,752	(163,730,985)	(114,597,872)	69,759,009
Net change in unrealized appreciation/depreciation	210,196,092	(1,536,726,590)	22,249,344	104,052,330	(333,142,941)	89,197,066

Net increase (decrease) in net assets resulting from operations	(389,793,420)	(2,017,110,201)	577,150,200	(57,213,417)	(442,285,769)	161,414,137

Capital Transactions

Proceeds from contributions	924,954,722	986,366,566	1,415,268,883	120,835,008	469,632,427	596,750,862
Fair value of withdrawals	(354,175,650)	(1,775,472,579)	(219,326,884)	(138,955,644)	(595,379,184)	(309,546,572)

Net increase (decrease) in net assets derived from capital transactions	570,779,072	(789,106,013)	1,195,941,999	(18,120,636)	(125,746,757)	287,204,290

Net Assets

Total increase (decrease) in net assets	180,985,652	(2,806,216,214)	1,773,092,199	(75,334,053)	(568,032,526)	448,618,427
Beginning of period	2,843,514,775	5,649,730,989	3,876,638,790	665,962,702	1,233,995,228	785,376,801

End of period	$3,024,500,427	$2,843,514,775	$5,649,730,989	$590,628,649	$665,962,702	$1,233,995,228

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

Increase (Decrease) in Net Assets:		2008	2007

Operations

Net investment income	$24,215,093	$56,250,234	$45,367,286
Net realized gain (loss)	(759,204,312)	(586,455,313)	338,339,351
Net change in unrealized appreciation/depreciation	296,664,817	(1,366,434,994)	147,211,110

Net increase (decrease) in net assets resulting from operations	(438,324,402)	(1,896,640,073)	530,917,747

Capital Transactions

Proceeds from contributions	394,081,558	1,889,127,025	2,162,748,781
Fair value of withdrawals	(605,977,928)	(2,321,525,876)	(1,229,437,681)

Net increase (decrease) in net assets derived from capital transactions	(211,896,370)	(432,398,851)	933,311,100

Net Assets

Total increase (decrease) in net assets	(650,220,772)	(2,329,038,924)	1,464,228,847
Beginning of period	3,063,115,627	5,392,154,551	3,927,925,704

End of period	$2,412,894,855	$3,063,115,627	$5,392,154,551

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(11.79)%[1]	(38.84)%	13.94%	17.32%	18.35%	9.61%

Ratios to Average Net Assets

Total expenses	0.51%[2]	0.50%	0.49%	0.49%	0.51%	0.52%

Net investment income	1.75%[2]	0.93%	0.63%	0.58%	0.72%	0.57%

Supplemental Data

Net assets, end of period (000)	$3,024,500	$2,843,515	$5,649,731	$3,876,639	$2,666,699	$1,831,300

Portfolio turnover	70%	109%	96%	88%	94%	136%

[1]	Aggregate total investment return.

[2]	Annualized.

Financial Highlights (continued)	Master Large Cap Series LLC

	Master Large Cap Growth Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(8.13)%[1]	(37.96)%	17.47%	14.05%	12.47%	5.42%

Ratios to Average Net Assets

Total expenses	0.58%[2]	0.56%	0.56%	0.56%	0.57%	0.59%

Net investment income	1.01%[2]	0.54%	0.25%	0.26%	0.33%	0.09%

Supplemental Data

Net assets, end of period (000)	$590,629	$665,963	$1,233,995	$785,377	$489,398	$344,400

Portfolio turnover	107%	144%	87%	117%	132%	165%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	33

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Period November 1, 2008 to March 31, 2009 (Unaudited)

		Year Ended October 31,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	(14.38)%[1]	(36.54)%	12.72%	18.48%	21.93%	14.57%

Ratios to Average Net Assets

Total expenses	0.54%[2]	0.51%	0.51%	0.53%	0.55%	0.56%

Net investment income	2.22%[2]	1.22%	0.95%	0.73%	0.80%	0.93%

Supplemental Data

Net assets, end of period (000)	$2,412,895	$3,063,116	$5,392,155	$3,927,926	$1,535,988	$810,489

Portfolio turnover	58%	108%	72%	71%	95%	128%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the “Portfolios” or individually, a “Portfolio”) constitute the Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Portfolios changed their fiscal year end to September 30. On January 30, 2009, Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities from one of its investors, which was valued at $771,174,100.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Portfolios value their investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of each Portfolio and any additional required collateral is delivered to the Portfolios on the next business day. Each Portfolio typically receives income on loaned securities but does not receive income on the collateral. Each Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolios may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that each Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Portfolios recorded bank overdrafts, which resulted from estimates of available cash.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	35

Notes to Financial Statements (continued)	Master Large Cap Series LLC

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of each Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Portfolio under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolios. Master Large Cap Core Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $1 billion, 0.45% of the average daily net assets in excess of $1 billion but not exceeding $5 billion and 0.40% of the average daily net assets in excess of $5 billion; Master Large Cap Growth Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $5 billion and 0.45% of the average daily net assets in excess of $5 billion; Master Large Cap Value Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $3 billion and 0.45% the average daily net assets in excess of $3 billion.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor with respect to each Portfolio, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Portfolio to the Advisor.

For the period November 1, 2008 to March 31, 2009, and the year ended October 31, 2008, each Portfolio reimbursed the Advisor the following amounts for certain accounting services, which is included in accounting services in the Statements of Operations:

Accounting Services	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

Master Large Cap Core Portfolio	$23,142	$79,621
Master Large Cap Growth Portfolio	$6,953	$18,111
Master Large Cap Value Portfolio	$29,288	$83,040

The Master LLC has received an exemptive order from the Securities Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, each Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of a Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated on the Statements of Operations. For the period November 1, 2008 to March 31, 2009, and the year ended October 31, 2008, BIM received the following amounts in securities lending agent fees:

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

Master Large Cap Core Portfolio	$66,522	$608,113
Master Large Cap Growth Portfolio	$6,261	$130,236
Master Large Cap Value Portfolio	$42,522	$431,465

The Portfolios may earn income on positive cash balances in demand deposit accounts. For the period November 1, 2008 to March 31, 2009, and the year ended October 31, 2008, the Portfolios earned the following amounts, which are included in income — affiliated in the Statements of Operations:

	Period November 1, 2008 to March 31, 2009	Year Ended October 31, 2008

Master Large Cap Core Portfolio	$1,751	$36,030
Master Large Cap Growth Portfolio	$125	$4,795
Master Large Cap Value Portfolio	$1,400	$54,352

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. Each Portfolio reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2008 to March 31, 2009 were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$2,683,323,022	$2,038,044,217
Master Large Cap Growth Portfolio	$668,039,603	$684,117,560
Master Large Cap Value Portfolio	$1,547,006,919	$1,740,732,949

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

4. Short-Term Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2008 and was subsequently renewed until November 2009. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under each Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolios paid their pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on their net assets as of October 31, 2008. Each Portfolio pays a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Portfolios did not borrow under the credit agreement during the period November 1, 2008 to March 31, 2009.

5. Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolios may be exposed to coun-terparty risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities.

6. Reorganization:

Master Large Cap Core Portfolio

On September 24, 2007, an investor of the Portfolio acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds (“Investment Trust”), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853 of net unrealized appreciation, the Portfolio received an in-kind contribution of portfolio securities.

On November 17, 2008, an investor of Master Large Cap Core acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, Master Large Cap Core received an in-kind contribution of portfolio securities.

7. Restatement:

Master Large Cap Core Portfolio

During the October 31, 2008’s financial reporting process, Master Large Cap Core Portfolio determined that the net unrealized appreciation recognized as a result of the September 24, 2007 reorganization described in Note 6 should have been reported in the financial statements as proceeds received from contributions rather than as part of the net change in unrealized appreciation for the year ended October 31, 2007. Accordingly, Master Large Cap Core Portfolio has restated its Statement of Changes in Net Assets for the year ended October 31, 2007 to appropriately reduce the net change in unrealized appreciation/depreciation and increase the proceeds from contributions by a corresponding amount.

Statement of Changes in Net Assets Year Ended October 31, 2007	Previously Reported	Restated

Net change in unrealized appreciation/depreciation	$308,789,197	$22,249,344
Net increase in net assets resulting from operations	$863,690,053	$577,150,200
Proceeds from contributions	$1,128,729,030	$1,415,268,883
Net increase (decrease) in net assets derived from capital transactions	$909,402,146	$1,195,941,999

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	37

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	39

Additional Information (continued)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how each Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2009

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Large Cap Series Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#LCSRP-3/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: May 20, 2009